Non-current financial assets	12 Months Ended
Dec. 31, 2025
Non-current financial assets
Non-current financial assets

11. Non-current financial assets

	December 31,	December 31,
	2025	2024
Security rental deposits	7,086	7,089
Total non‑current financial assets	7,086	7,089

Security rental deposits relate to office space. The applicable interest rate to such deposits is immaterial, and therefore, the value approximates amortized cost.